CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY DEFICIT (UNAUDITED) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 154,202	$ 18,718,283	$ (21,135,252)		$ 225,015	$ (2,037,752)
Beginning balance, Shares at Dec. 31, 2018		154,202,008
Stock-Based Compensation			1,701,316				1,701,316
Stock issued to purchase non-controlling interest in Basalt America Territory #1		$ 2,010	223,005			(225,015)
Stock-based compensation, shares
Shares issued to convert notes payable		$ 2,139	528,961				531,100
Shares issued to convert notes payable, shares		2,139,437
Stock issued for cash		$ 21,324	1,248,756				1,270,080
Stock issued for cash, shares		21,323,570
Stock issued to purchase non-controlling interest in Basalt America Territory #1, shares		2,010,000
Warrants exercised for cash		$ 19,711	1,268,889				1,288,600
Warrants exercised for cash, Shares		19,710,715
Deemed dividend on common stock			388,932				388,932
Shares issued as loan commitment fee		$ 1,350	137,900				139,250
Shares issued as loan commitment fee, shares		1,350,000
Net loss				(4,308,804)			(4,308,804)
Ending balance, value at Dec. 31, 2019		$ 200,736	24,216,042	(25,444,056)			(1,027,278)
Ending balance, Shares at Dec. 31, 2019		200,735,730
Net loss				(561,305)			(561,305)
Ending balance, value at Mar. 31, 2020		$ 200,736	24,216,042	(26,005,361)			(1,588,583)
Ending balance, Shares at Mar. 31, 2020		200,735,730
Beginning balance, value at Dec. 31, 2019		$ 200,736	24,216,042	(25,444,056)			(1,027,278)
Beginning balance, Shares at Dec. 31, 2019		200,735,730
Ending balance, value at Jun. 30, 2020		$ 208,602	25,459,900	(26,786,778)			(1,118,276)
Ending balance, Shares at Jun. 30, 2020		208,601,545
Beginning balance, value at Dec. 31, 2019		$ 200,736	24,216,042	(25,444,056)			(1,027,278)
Beginning balance, Shares at Dec. 31, 2019		200,735,730
Stock-based compensation, shares		600,000
Stock issued for cash		$ 8,386	1,134,606				$ 1,142,992
Stock issued for cash, shares		8,385,289					7,110,340
Warrants exercised for cash		$ 7,110	646,966				$ 654,076
Warrants exercised for cash, Shares		7,110,340
Deemed dividend on common stock			663,501				663,501
Net loss				(4,199,331)			(4,199,331)
Convertible debt and debt discount		$ 9,306	2,008,673				2,017,979
Convertible debt and debt discount, Shares		9,305,426
Stock issued for compensation		$ 600	173,400				174,000
Return of shares issued as loan committee fee		$ (1,300)	(128,700)				(130,000)
Return of shares issued as loan committee fee, Shares		(1,300,000)
Ending balance, value at Dec. 31, 2020		$ 224,838	28,714,488	(29,643,387)			(704,061)
Ending balance, Shares at Dec. 31, 2020		224,836,785
Beginning balance, value at Mar. 31, 2020		$ 200,736	24,216,042	(26,005,361)			(1,588,583)
Beginning balance, Shares at Mar. 31, 2020		200,735,730
Stock issued for cash		$ 6,041	610,626				616,667
Stock issued for cash, shares		6,040,614
Net loss				(781,417)			(781,417)
Convertible debt and debt discount		$ 3,125	761,932				765,057
Convertible debt and debt discount, Shares		3,125,201
Return of shares issued as loan committee fee		$ (1,300)	(128,700)				(130,000)
Return of shares issued as loan committee fee, Shares		(1,300,000)
Ending balance, value at Jun. 30, 2020		$ 208,602	25,459,900	(26,786,778)			(1,118,276)
Ending balance, Shares at Jun. 30, 2020		208,601,545
Beginning balance, value at Dec. 31, 2020		$ 224,838	28,714,488	(29,643,387)			(704,061)
Beginning balance, Shares at Dec. 31, 2020		224,836,785
Warrant Issued with Debt			3,686,123				3,686,123
Stock-Based Compensation		$ 600	173,400				174,000
Stock-based compensation, shares		600,000
Stock issued for cash		$ 450	89,550				90,000
Stock issued for cash, shares		450.00
Warrants exercised for cash		$ 1,000	122,500				123,500
Warrants exercised for cash, Shares		1,000,000
Net loss				(4,672,205)			(4,672,205)
Ending balance, value at Mar. 31, 2021		$ 226,888	32,786,061	(34,315,592)			(1,302,643)
Ending balance, Shares at Mar. 31, 2021		226,886,785
Beginning balance, value at Dec. 31, 2020		$ 224,838	28,714,488	(29,643,387)			(704,061)
Beginning balance, Shares at Dec. 31, 2020		224,836,785
Ending balance, value at Jun. 30, 2021		$ 228,523	36,943,818	(38,634,066)			(1,461,725)
Ending balance, Shares at Jun. 30, 2021		228,522,454
Beginning balance, value at Mar. 31, 2021		$ 226,888	32,786,061	(34,315,592)			(1,302,643)
Beginning balance, Shares at Mar. 31, 2021		226,886,785
Warrant Issued with Debt			3,362,091				3,362,091
Stock-Based Compensation		$ 900	554,625				555,525
Stock-based compensation, shares		900,000
Stock issued for cash		$ 735	241,041				241,776
Stock issued for cash, shares		735,669
Net loss				(4,318,474)			(4,318,474)
Ending balance, value at Jun. 30, 2021		$ 228,523	$ 36,943,818	$ (38,634,066)			$ (1,461,725)
Ending balance, Shares at Jun. 30, 2021		228,522,454